Note 10 - Income Taxes - Schedule of Cash Paid for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Federal	$ 9,037	$ 14,671	$ 19,003
State and Local	968	1,220	1,357
Foreign income tax paid	13,726	7,061	4,696
Total income taxes paid	23,731	22,952	25,056
Slovakia [Member]
Foreign income tax paid	1,238	2,021	0
His Majesty's Revenue and Customs (HMRC) [Member]
Foreign income tax paid	2,534	2,561	0
Macau [Member]
Foreign income tax paid	1,638	0	0
State Administration of Taxation, China [Member]
Foreign income tax paid	2,098	0	0
Israel Tax Authority [Member]
Foreign income tax paid	3,798	0	0
All Other Foreign Countries [Member]
Foreign income tax paid	$ 2,420	$ 2,479	$ 4,696